Consolidated statement of changes in equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
AOCI, net of tax [member]
Gains (losses) on investments in equity-accounted associates and joint ventures reclassified to retained earnings	$ 0	$ 0	$ 11